Nature of the business, Description (Details) $ / shares in Units, $ in Thousands			1 Months Ended		6 Months Ended
	May 27, 2024 $ / shares	Mar. 22, 2024 USD ($) Asset MW	Apr. 30, 2024 h MW	May 31, 2022 Asset MW	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Nature of the business [Abstract]
Investments accounted for using equity method					$ 221,558	$ 230,307
Algonquin [Member]
Nature of the business [Abstract]
Ownership interest	42.20%				42.20%
Gross capacity | MW			100
Duration capacity of battery | h			4
Period of PPA					15 years
Algonquin [Member] | Bottom of range [member]
Nature of the business [Abstract]
Investments accounted for using equity method					$ 320,000
Algonquin [Member] | Top of range [member]
Nature of the business [Abstract]
Investments accounted for using equity method					$ 340,000
Bidco [Member]
Nature of the business [Abstract]
Percentage of shares to be sold	100.00%
Equity interests to be sold per share (in dollars per share) | $ / shares	$ 22
Honda 1 and 2 [Member]
Nature of the business [Abstract]
Percentage of interest acquired				50.00%
Gross capacity | MW				20
Number of PV assets | Asset				2
Period of PPA					7 years
UK Wind 1 and UK Wind 2 [Member]
Nature of the business [Abstract]
Percentage of interest acquired		100.00%
Number of wind assets acquired in United Kingdom | Asset		2
Gross capacity | MW		32
Investments accounted for using equity method		$ 66,000